Summary of significant accounting policies, Leases (FY) (Details)	12 Months Ended
Dec. 31, 2024
Rail Fleet Equipment [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	25 years
Machinery and Equipment [Member] | Minimum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	10 years
Machinery and Equipment [Member] | Maximum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	30 years
Buildings and Installations [Member] | Minimum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	20 years
Buildings and Installations [Member] | Maximum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	35 years
Furniture and Fixtures [Member] | Minimum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	10 years
Land Fleet Equipment [Member] | Minimum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	3 years
Land Fleet Equipment [Member] | Maximum [Member]
Leased Assets [Abstract]
Estimated useful lives of leased assets	15 years